Schedule of Classification of Financial Instruments (Details) - Classification Under IFRS 9 [Member]	12 Months Ended
Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	Amortized cost
Amounts receivable, excluding HST	Amortized cost
Accounts payable and Accrued liabilities	Amortized cost
Short term loans	Amortized cost
Convertible debt	Amortized cost
Warrant Liability	FVTPL
Government Grants	Amortized cost